Stock Based Compensation (Details) - Evolv Technologies Holdings Inc [Member] - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares remained available for future grant	290,581,211	2,592,202	271,350,898	264,360,106
Number of options to purchase common stock	17,130,123		24,558,325
Intrinsic value of options exercised	$ 12,123,000.000	$ 100,000	$ 75,000
Weighted average grant-date fair value per share of options granted	$ 0.50	$ 0
Unrecognized compensation expense related to unvested stock options	$ 3,900,000		$ 1,000,000	$ 500,000
Weighted average period expected of recognition	1 year 6 months		1 year 2 months 12 days	1 year
2013 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares of common stock may be issued	325,991,899	305,491,899	305,491,899	300,000,000
Number of shares remained available for future grant	5,272,079		2,592,202	26,019,446
Term of stock option	10 years
Vesting period	4 years		4 years
Number of options to purchase common stock	17,130,123		24,558,325	10,015,850
Maximum | 2013 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares of common stock may be issued			2,852,300
Term of stock option			10 years
Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options to purchase common stock	6,756,653
Intrinsic value of options exercised			$ 300,000
Weighted average grant-date fair value per share of options granted			$ 0.5	$ 0.5
Stock options | 2013 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares of common stock may be issued	2,852,300
Stock options | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Intrinsic value of options exercised				$ 100,000